Financial Instruments Risk - Schedule of Gross Contractual Obligations (Details) - Liquidity risk $ in Thousands	Jun. 30, 2021 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 731,447
Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	57,944
Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	498,229
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	144,034
Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,240
Next 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	122,933
Next 12 months | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	57,944
Next 12 months | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,522
Next 12 months | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,227
Next 12 months | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,240
Over 1 year – 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	501,059
Over 1 year – 3 years | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Over 1 year – 3 years | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	474,707
Over 1 year – 3 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	26,352
Over 1 year – 3 years | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Over 3 years – 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,902
Over 3 years – 5 years | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Over 3 years – 5 years | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Over 3 years – 5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,902
Over 3 years – 5 years | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
> 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	86,553
> 5 years | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
> 5 years | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
> 5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	86,553
> 5 years | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 0